Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of income tax expense	Total income tax expense consists of:

	2022	2021

Current tax expense	$69,701	$90,174
Deferred tax (recovery) expense	(8,477)	47,899
	$61,224	$138,073

Summary of income tax expense attributable to geographical jurisdiction	Income tax expense attributable to each geographical jurisdiction for the Company is as follows:

	2022	2021

Turkiye	$30,366	$93,144
Canada	16,934	36,622
Greece	13,924	8,307
	$61,224	$138,073

Summary of key factors affecting income tax expense
The key factors affecting income tax expense for the years are as follows:

	2022	2021

Earnings from continuing operations before income tax	$11,856	$157,464
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$3,201	$42,515

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	1,032	(14,322)
Reduction in Greek income tax rate	—	(11,434)
(Decrease) increase in Turkish income tax rate	(4,755)	6,150
Turkish investment tax credits	(9,958)	(47,394)
Québec mineral tax	12,539	12,089
Non-tax effected operating losses	1,910	9,477
Non-deductible expenses and other items	9,194	33,406
Flow-through share renouncement	4,388	6,397
Impairment and write-down of Stratoni assets	—	13,359
Turkish inflation adjustment exemption benefit	(18,048)	(10,761)
Foreign exchange related to the weakening of the Turkish Lira	26,619	77,254
Foreign exchange and other translation adjustments	14,079	13,636
Future and current withholding tax on foreign income dividends	19,993	7,655
Other	1,030	46
Income tax expense	$61,224	$138,073

Summary of change in net deferred tax position
The change in the Company’s net deferred tax position was as follows:

	2022	2021
Net deferred income tax liability
Balance at January 1,	$439,195	$414,554
Deferred income tax (recovery) expense in the statement of operations	(8,477)	47,899
Deferred tax assets from acquisition of QMX Gold Corporation	—	(14,122)
Deferred tax (recovery) expense related to discontinued operations	(20,039)	1,897
Deferred tax impact on disposition of Tocantinzinho	—	(11,010)
Deferred tax recovery in the consolidated statement of other comprehensive income	(460)	(23)
Balance at December 31,	$410,219	$439,195

Summary of temporary difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2022	2021	2022	2021	2022	2021

Property, plant and equipment	$—	$—	$446,695	$490,868	$(44,173)	$37,727
Loss carryforwards	17,532	19,166	—	—	1,634	22,206
Liabilities	27,960	34,012	—	—	6,052	(5,909)
Future withholding taxes	—	—	5,555	—	5,555	(6,234)
Other items	—	6,882	3,461	8,387	2,416	2,006
	$45,492	$60,060	$455,711	$499,255	$(28,516)	$49,796
Less: Discontinued operations	—	(7,632)	—	(27,671)	20,039	(1,897)
Balance at December 31,	$45,492	$52,428	$455,711	$471,584	$(8,477)	$47,899

Summary of unrecognized deferred tax assets

Unrecognized deferred tax assets	2022	2021

Tax losses	$191,448	$192,880
Other deductible temporary differences	99,835	85,142
	$291,283	$278,022

Summary of unrecognized tax losses	The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2022	Expiry date	2021	Expiry date

Canadian net operating loss carryforwards	$448,935	2029-2042	$490,774	2026-2041
Canadian capital losses	229,146	none	240,081	none
Greek net operating loss carryforwards	177,188	2023-2027	125,401	2022-2026
Romanian net operating loss carryforwards	1,837	2023-2029	1,817	2022-2028